CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Cash flows from operating activities:
Net income	$ 54,724	$ 51,027	$ 17,818
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	41,318	41,924	51,392
Amortization of deferred financing costs and debt discount	1,819	1,908	1,483
Share-based compensation expense	10,230	10,892	9,379
Losses (gains) on assets, net	1,371	(2,673)	(15)
Asset impairment	0	0	5,876
Goodwill impairment	6,000	0	0
Gain on insurance recovery	(9,749)	0	0
Provision for doubtful accounts	1,948	1,343	110
Provision for deferred income taxes	866	1,318	5,368
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(19,582)	(18,141)	7,610
Inventories	(11,473)	(29,054)	4,604
Income taxes	(2,637)	(1,953)	(2,634)
Prepaid expenses and other	(2,271)	671	(267)
Accounts payable	4,858	(1,598)	11,475
Accrued expenses	(12,320)	12,656	(6,052)
Other, net	(1,228)	159	(362)
Net cash provided by operating activities	63,874	68,479	105,785
Cash flows from investing activities:
Acquisitions, net of cash acquired	0	(4,343)	(247,123)
Capital expenditures	(22,074)	(21,024)	(20,683)
Proceeds from sale of property, plant and equipment	3,197	5,417	28
Proceeds from insurance	8,593	10,000	0
Net cash used in investing activities	(10,284)	(9,950)	(267,778)
Cash flows from financing activities:
Refund of restricted cash	173	370	298
Proceeds from stock options exercised	1,651	12,612	354
Issuance of debt	0	0	250,000
Proceeds from Amended ABL facility	35,000	0	0
Payments on Amended ABL facility	(35,000)	0	0
Payments on term loan	(10,180)	(40,000)	(41,240)
Payments on note payable	(1,570)	(1,430)	(1,616)
Payment of financing costs	0	0	(9,217)
Payments related to tax withholding for share-based compensation	(2,389)	(1,141)	(3,320)
Purchases of treasury stock	(41,214)	(62,874)	0
Net cash (used in) provided by financing activities	(53,529)	(92,463)	195,259
Effect of exchange rate changes on cash and cash equivalents	194	(325)	(255)
Net increase (decrease) in cash and cash equivalents	255	(34,259)	33,011
Cash and cash equivalents at beginning of period	65,403	99,662	66,651
Cash and cash equivalents at end of period	65,658	65,403	99,662
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	27,659	28,063	22,210
Taxes paid, net of amounts refunded	$ 28,980	$ 36,073	$ 7,462